Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets
Intangible Assets

7.  Intangible Assets

Following is a summary of the changes in the carrying amount of goodwill and franchise value during the years ended December 31, 2013 and 2012, net of accumulated impairment losses recorded prior to December 31, 2011 of $606.3 million and $37.1 million, respectively:

	Goodwill	Franchise Value
Balance — December 31, 2011	$889.9	$214.4
Additions	61.7	53.4
Foreign currency translation	15.7	3.9
Balance — December 31, 2012	967.3	271.7
Additions	169.3	22.1
Deconsolidation of Italian investment	(7.2)	(2.9)
Reconsolidation of Italian investment	7.4	3.1
Foreign currency translation	7.7	1.4
Balance — December 31, 2013	$1,144.5	$295.4

Following is a summary of the changes in the carrying amount of goodwill by reportable segment during the years ended December 31, 2013 and 2012:

	Retail	Other	Total
Balance — December 31, 2011	$889.9	$—	$889.9
Additions	57.8	3.9	61.7
Foreign currency translation	15.7	—	15.7
Balance — December 31, 2012	963.4	3.9	967.3
Additions	49.6	119.7	169.3
Deconsolidation of Italian investment	(7.2)	—	(7.2)
Reconsolidation of Italian investment	7.4	—	7.4
Foreign currency translation	9.2	(1.5)	7.7
Balance — December 31, 2013	$1,022.4	$122.1	$1,144.5

We test for impairment in our intangible assets at least annually. We did not record any impairment charges relating to our intangibles in 2013, 2012 or 2011.